Segment Information - Supplemental Geographical Information Based on Location (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of geographical areas [line items]
Sales revenue	¥ 13,170,519	¥ 14,931,009	¥ 15,888,617
Operating profit (loss)	660,208	633,637	726,370
Assets	21,921,030	20,461,465	20,419,122
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	8,934,468	8,584,666	8,337,705
External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	13,170,519	14,931,009	15,888,617
Inter-geographic areas [member]
Disclosure of geographical areas [line items]
Sales revenue
Japan [member]
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	3,050,270	3,003,416	2,695,603
Japan [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	2,190,797	2,307,523	2,394,584
Material reconciling items [member]
Disclosure of geographical areas [line items]
Sales revenue	(244,745)	(274,555)	(256,600)
Operating profit (loss)
Assets	516,050	519,470	406,567
Material reconciling items [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue
Geographical consolidation [member]
Disclosure of geographical areas [line items]
Sales revenue	15,923,795	18,305,663	19,836,393
Operating profit (loss)	654,265	649,003	719,976
Assets	21,932,331	20,324,351	20,305,056
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	8,934,468	8,584,666	8,337,705
Geographical consolidation [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	13,170,519	14,931,009	15,888,617
Geographical consolidation [member] | Inter-geographic areas [member]
Disclosure of geographical areas [line items]
Sales revenue	2,753,276	3,374,654	3,947,776
Geographical consolidation [member] | Japan [member]
Disclosure of geographical areas [line items]
Sales revenue	3,867,835	4,422,934	4,848,313
Operating profit (loss)	(75,935)	(28,162)	10
Assets	5,295,475	4,889,920	4,546,640
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	3,050,270	3,003,416	2,695,603
Geographical consolidation [member] | Japan [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	2,190,797	2,307,523	2,394,584
Geographical consolidation [member] | Japan [member] | Inter-geographic areas [member]
Disclosure of geographical areas [line items]
Sales revenue	1,677,038	2,115,411	2,453,729
Geographical consolidation [member] | North America [member]
Disclosure of geographical areas [line items]
Sales revenue	7,480,837	8,556,819	9,023,964
Operating profit (loss)	455,888	305,315	299,750
Assets	12,209,455	11,375,801	11,418,194
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	5,039,085	4,755,072	4,740,675
Geographical consolidation [member] | North America [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	7,081,264	8,167,345	8,526,733
Geographical consolidation [member] | North America [member] | Inter-geographic areas [member]
Disclosure of geographical areas [line items]
Sales revenue	399,573	389,474	497,231
Geographical consolidation [member] | Europe [member]
Disclosure of geographical areas [line items]
Sales revenue	681,849	772,569	927,424
Operating profit (loss)	27,460	14,996	(6,620)
Assets	677,066	689,158	694,606
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	60,790	58,735	65,500
Geographical consolidation [member] | Europe [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	503,549	561,856	652,335
Geographical consolidation [member] | Europe [member] | Inter-geographic areas [member]
Disclosure of geographical areas [line items]
Sales revenue	178,300	210,713	275,089
Geographical consolidation [member] | Asia [member]
Disclosure of geographical areas [line items]
Sales revenue	3,458,779	3,859,701	4,272,239
Operating profit (loss)	251,886	319,565	404,220
Assets	3,267,417	2,851,027	3,024,357
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	666,795	658,397	691,211
Geographical consolidation [member] | Asia [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	2,966,814	3,207,470	3,557,338
Geographical consolidation [member] | Asia [member] | Inter-geographic areas [member]
Disclosure of geographical areas [line items]
Sales revenue	491,965	652,231	714,901
Geographical consolidation [member] | Other regions [member]
Disclosure of geographical areas [line items]
Sales revenue	434,495	693,640	764,453
Operating profit (loss)	(5,034)	37,289	22,616
Assets	482,918	518,445	621,259
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	117,528	109,046	144,716
Geographical consolidation [member] | Other regions [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	428,095	686,815	757,627
Geographical consolidation [member] | Other regions [member] | Inter-geographic areas [member]
Disclosure of geographical areas [line items]
Sales revenue	6,400	6,825	6,826
Reconciling items [member]
Disclosure of geographical areas [line items]
Sales revenue	(2,753,276)	(3,374,654)	(3,947,776)
Operating profit (loss)	5,943	(15,366)	6,394
Assets	(11,301)	137,114	114,066
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets
Reconciling items [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue
Reconciling items [member] | Inter-geographic areas [member]
Disclosure of geographical areas [line items]
Sales revenue	¥ (2,753,276)	¥ (3,374,654)	¥ (3,947,776)